Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash		$ 2,831	$ 3,630
Amount due from subsidiaries		14,265	17,967
Total current assets		17,096	21,597
Non-current asset
Investments in subsidiaries		44,554	39,035
Total non-current asset		44,554	39,035
TOTAL ASSETS		61,650	60,632
Current liability
Accrued liabilities and other current liabilities		3,746	3,746
Total current liabilities		3,746	3,746
Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, no preferred shares issued and outstanding as of December 31, 2024 and 2025, respectively)
Additional paid-in capital		26,050	17,405
Statutory reserve		3,193	3,193
Retained earnings		24,886	33,138
Accumulated other comprehensive income		3,773	3,148
Total shareholders’ equity		57,904	56,886
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		61,650	60,632
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary Shares	[1]	1	1
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary Shares	[1]	$ 1	$ 1

[1]	The value of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.